Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
13. Subsequent Events
Pending Acquisitions
Cetera Financial Group ("Cetera")
Formed in 2010 through the purchase of three ING Groep N.V., broker-dealers, Cetera Financial Holdings, Inc. ("Cetera") is a financial services holding company that provides independent broker-dealer services and investment retail advice through four distinct independent broker-dealer platforms: Cetera Advisors LLC, Cetera Advisor Networks LLC, Cetera Financial Institutions LLC and Cetera Financial Specialists LLC.
On January 16, 2014, the Company entered into the Cetera merger agreement with Cetera. Pursuant to the terms and subject to the conditions set forth in the Cetera merger agreement, a wholly owned subsidiary of the Company will merge with and into Cetera, with Cetera surviving the merger as the Company's subsidiary.
The Company will pay aggregate estimated consideration of $1.15 billion in cash including assumed debt, subject to certain adjustments. In January 2014, the Company paid $55.0 million into escrow related to the purchase of Cetera. If the Cetera merger does not close, the Company may be obligated to pay Cetera a $75 million termination fee.
Barclays Commitment Letter
Concurrently with the execution of the Cetera merger agreement, the Company, RCS Capital Management, LLC (collectively, the "RCS Companies"), entered into a commitment letter (the "Commitment Letter") with Barclays Bank PLC ("Barclays"), Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Bank of America, N.A. ("Bank of America" and, together with Merrill Lynch and Barclays, the "Commitment Parties"). The Commitment Letter provides for a commitment by Barclays and Bank of America to each provide 50% of (i) a $550.0 million senior secured first lien term loan facility (the "First Lien Term Facility"), (ii) a $25.0 million senior secured first lien revolving credit facility (the "Revolving Facility") and (iii) a $150.0 million senior secured second lien term loan facility (the "Second Lien Term Facility" and, together with the First Lien Term Facility, the "Term Facilities"). The proceeds of the Term Facilities will be used by the Company to pay a portion of the consideration to be paid in the Cetera Merger, to refinance existing indebtedness of Cetera and the RCS Companies and to pay related fees and expenses. The proceeds of the Revolving Facility will be used following the closing of the Cetera Merger for permitted capital expenditures, to provide for the ongoing working capital requirements of the Company and its subsidiaries following the Cetera merger and for general corporate purposes. The commitments of the Commitment Parties under the Commitment Letter are subject to certain conditions, including potential reductions of the commitments under the First Lien Term Facility if certain pending acquisitions contemplated by the Company are not consummated, the absence of a Company Material Adverse Effect (as defined in the Commitment Letter), the negotiation of definitive documentation, concurrent investments in the borrower of debt or equity from additional investors and other customary closing conditions.

Luxor Commitment Letter
On January 16, 2014, and in connection with the entry into the Cetera Merger Agreement, the Company and RCAP Holdings entered into a commitment letter (the "Luxor Commitment Letter") with Luxor Capital Group, LP ("Luxor"). The Luxor Commitment Letter provides for a commitment by Luxor to purchase, subject to modification in certain circumstances as set forth in the Luxor Commitment Letter, (i) $120.0 million of Convertible Notes (the "Convertible Notes"), (ii) $270.0 million of Convertible Preferred Securities (the "Convertible Preferred Securities") and (iii) up to $50.0 million in common stock (the "Common Stock", together with the Convertible Notes and the Convertible Preferred Securities, the "Subject Securities"). The Common Stock purchase is subject to the consummation of a follow-on public offering by the Company that satisfies certain minimum proceeds thresholds. Certain of the Subject Securities will be acquired by Luxor at a discount to their face amount, as set forth in the Luxor Commitment Letter. As a condition to entering into the Luxor Commitment Letter, Luxor has the right to designate an independent director to the Board of Directors of the Company. The proceeds from the Luxor Commitment Letter will be used by the Company to pay a portion of the consideration to be paid in the Cetera Merger, to refinance existing indebtedness of Cetera and the RCS Companies and to pay related fees and expenses. The commitments under the Luxor Commitment Letter are subject to certain conditions including the absence of a Company Material Adverse Effect (as defined in the Cetera Merger Agreement) and other customary closing conditions.
J.P. Turner & Company, LLC and J.P. Turner & Company Capital Management, LLC (collectively, "J.P. Turner")
J.P. Turner is a retail broker-dealer and investment adviser with a concentration in the southeast United States. J.P. Turner also offers a variety of other investment services, including investment banking.
On January 16, 2014, the Company entered into the J.P. Turner purchase agreement with J.P. Turner. Pursuant to the terms and subject to the conditions set forth in the J.P. Turner purchase agreement, a wholly owned subsidiary of the Company will purchase all outstanding membership interests in J.P. Turner held by the sellers.
The Company will pay aggregate estimated consideration of $27.0 million, which will be 70% in cash and 30% in shares of the Company's Class A common stock, subject to certain adjustments and earn-outs.
First Allied Holdings Inc. ("First Allied")
First Allied is an independent broker dealer.
Pursuant to a merger agreement dated as of June 5, 2013, among RCAP Holdings, First Allied and the holders of all the equity capital of First Allied, First Allied was acquired by RCAP Holdings on September 25, 2013 for a total cost of $177.0 million, consisting of $145.0 million in merger consideration plus the assumption of $32.0 million of First Allied indebtedness.
On February 11, 2014, the Company entered into a non-binding letter of intent with RCAP Holdings to enter into a contribution agreement pursuant to which RCAP Holdings will contribute all its equity interests in First Allied to the Company. As consideration for this contribution, the Company has agreed to issue shares of the Company's Class A common stock to RCAP Holdings representing an amount of $207.5 million in the aggregate, and the Company expects to assume First Allied's net liabilities upon consummation of the contribution.
Amendment to ICH Merger Agreement
On February 28, 2014, the ICH merger agreement was amended to, among other things (1) provide that ICH will merge with and into a wholly owned subsidiary of the Company, with the Company's subsidiary surviving the merger with the same corporate name as ICH, (2) provide that the ICH merger will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and (3) extend the date after which the parties can terminate the ICH merger agreement from April 30, 2014 (subject to extension as set forth in the ICH merger agreement) to July 31, 2014 (without any extension provisions).
RCS Capital Corporation Restructuring Transactions
On February 11, 2014, the Company entered into certain corporate restructuring transactions (the "Restructuring Transactions") involving the Company, RCAP Holdings, the Company's Operating Subsidiaries, and RCS Capital Management. The Company has entered into a series of agreements in connection with the Restructuring Transactions. The Company entered into the Restructuring Transactions to help simplify the Company's corporate structure as the Company moves ahead with its recently announced acquisitions and related financings and strives to create the second-largest independent financial advice network in the United States.

Amendment of Exchange Agreement
As an initial step in the Restructuring Transactions, on February 11, 2014, the Company entered into a First Amendment to the Exchange Agreement (the "Amendment") with RCAP Holdings, the holder of (a) the Class B Units of each of the Operating Subsidiaries (collectively, the "Class B Operating Subsidiary Units"), and (b) all the outstanding shares of the Company's Class B common stock, par value $0.001 per share ("Class B Common Stock"). The purpose of the Amendment was to amend the Exchange Agreement dated as of June 10, 2013 (as amended by the Amendment, the "Exchange Agreement"), between the Company and RCAP Holdings, so as to permit an exchange by RCAP Holdings of its Class B Operating Subsidiary Units for shares of the Company's Class A common stock, par value $0.001 per share ("Class A Common Stock"), and the related cancellation of a corresponding number of shares of Class B Common Stock thereunder, to be treated as a contribution by RCAP Holdings of its equity interests in each of the Operating Subsidiaries to the Company in a transaction intending to qualify as tax-free under Section 351 of the United States Internal Revenue Code of 1986, as amended.
Exchange
On February 11, 2014, as part of the Restructuring Transactions, RCAP Holdings delivered a written notification (the "Exchange Request") to the Company pursuant to the Exchange Agreement of RCAP Holdings' election to exchange 23,999,999 Class B Operating Subsidiary Units for 23,999,999 shares of Class A Common Stock. Pursuant to the Exchange Request, the Company and RCAP Holdings waived the obligation under the Exchange Agreement to deliver an exchange notice with respect to the exchange at least 20 days in advance of the closing of the Exchange, as well as provisions in the Exchange Agreement with respect to the timing of the closing of the Exchange, which was consummated on February 11, 2014.
The Company issued the Class A Common Stock in the Exchange to RCAP Holdings in reliance on the exemption from registration contained in Section 3(a)(9) of the Securities Act of 1933, as amended (the "Securities Act"). RCAP Holdings was an existing holder of the Class A Common Stock and the Class B Common Stock, and the Company did not, directly or indirectly, pay or give any commission or other remuneration to any party for soliciting the exchange. Pursuant to the Exchange Request, RCAP Holdings also delivered 23,999,999 shares of Class B Common Stock to the Company for cancellation concurrently with the closing of the exchange.
After giving effect to the Exchange, as of February 11, 2014, RCAP Holdings holds 24,051,499 shares of Class A Common Stock and one share of Class B Common Stock, which entitles RCAP Holdings, in the aggregate, to 90.76% of the economic rights in the Company and 95.38% of the voting power of the Class A Common Stock and Class B Common Stock voting together as a single class. As a result, RCAP Holdings is entitled to both economic and voting rights and, therefore, no longer has a non-controlling interest in the Operating Subsidiaries of the Company.
Equity Plan
Following the Exchange, which was consummated on February 11, 2014, and the registration statement on Form S-8 filed with respect to the equity plan on February 19, 2014, as of February 19, 2014, 2,649,999 shares of Class A common stock may be granted pursuant to awards under the equity plan.
Formation of RCS Holdings
Also in connection with the Restructuring Transactions, the Company formed RCS Capital Holdings, LLC ("RCS Holdings"), a Delaware limited liability company, and, in connection therewith, entered into a Limited Liability Company Agreement of RCS Holdings dated as of February 11, 2014 (the "RCS Holdings LLC Agreement"), between the Company and RCS Capital Management.
In connection with the formation of RCS Holdings, on February 11, 2014, (a) the Company entered into a Contribution and Exchange Agreement (the "Contribution and Exchange Agreement") with RCS Capital Management and RCS Holdings, pursuant to which the Company contributed to RCS Holdings 26,499,999 Class A Units of each of the Operating Subsidiaries (collectively, the "Class A Operating Subsidiary Units") in exchange for 26,499,999 Class A RCS Holdings Units (as defined below), and (b) RCS Capital Management contributed to RCS Holdings an aggregate of 3,975,000 LTIP Units of the Operating Subsidiaries (the "Operating Subsidiary LTIP Units") in exchange for 1,325,000 RCS Holdings LTIP Units (as defined below), which RCS Holdings LTIP Units (as defined below) will be subject to the Amended OPP (as defined below).

Pursuant to the RCS Holdings LLC Agreement, there are three authorized classes of equity interests in RCS Holdings, designated as "Class A Units" ("Class A RCS Holdings Units"), "Class C Units" ("Class C RCS Holdings Units) and "LTIP Units" ("RCS Holdings LTIP Units"). In connection with the execution of the RCS Holdings LLC Agreement and the Contribution and Exchange Agreement, 100% of the Class A RCS Holdings Units were issued to the Company and 100% of the RCS Holdings LTIP Units were issued to RCS Capital Management. The Class A RCS Holdings Units issued to the Company are fully vested, are not subject to any put and call rights, and entitle the holder thereof to voting and economic rights (including rights to dividends and distributions upon liquidation). The RCS Holdings LTIP Units issued to RCS Capital Management are structured as a profits interest in RCS Holdings with all the rights, privileges and obligations associated with Class A RCS Holdings Units, subject to certain exceptions, and do not have any voting rights. The RCS Holdings LTIP Units are subject to vesting, forfeiture and restrictions on transfers as provided in the Amended OPP (as defined below). Until such time as the RCS Holdings LTIP Units are fully earned in accordance with the provisions of the Amended OPP (as defined below), the RCS Holdings LTIP Units are entitled to distributions equal to 10% of the distributions on Class A RCS Holdings Units. After the RCS Holdings LTIP Units are fully earned they are entitled to a catch-up distribution and then the same distributions as Class A RCS Holdings Units. At the time RCS Capital Management's capital account with respect to the RCS Holdings LTIP Units is economically equivalent to the Class A RCS Holdings Units, the RCS Holdings LTIP Units will automatically convert into Class C RCS Holdings Units on a one-to-one basis. The Class C RCS Holdings Units have the same economic rights, privileges and obligations associated with Class A RCS Holdings Units, but do not have any voting rights. The Class C RCS Holdings Units will be exchangeable at the holder's option for shares of Class A Common Stock on a one-to-one basis. Pursuant to the RCS Holdings LLC Agreement, the Company, as the managing member of RCS Holdings, controls RCS Holdings' affairs and decision making. Consequently, the Company is responsible for all the operational and administrative decisions and day-to-day management of the business of RCS Holdings.
Amended and Restated Limited Liability Company Agreements of the Operating Subsidiaries
Also in connection with the formation of RCS Holdings, on February 11, 2014, the Company and RCAP Holdings entered into an amendment and restatement of each of the existing limited liability company agreements of the Operating Subsidiaries (collectively, as so amended and restated, the "Operating Subsidiary LLC Agreements"). Pursuant to the Operating Subsidiary LLC Agreements, there are now only two authorized classes of equity interests in each of the Operating Subsidiaries (collectively, the "Operating Subsidiary Units"), designated as "Class A Units" and "Class B Units." Following the execution of the Operating Subsidiary LLC Agreements, the Operating Subsidiaries no longer have classes of equity interests designated as "Class C Units" or "LTIP Units." See "Amended and Restated 2013 Multi-Year Outperformance Agreement".
Pursuant to the Contribution and Exchange Agreement, 26,499,999, or 100%, of the Class A Operating Subsidiary Units were issued to RCS Holdings. Following the execution of the Operating Subsidiary LLC Agreements, the Class A Operating Subsidiary Units continue to entitle the holder thereof to voting and economic rights (including rights to dividends and distributions upon liquidation). Following the Exchange, one of each, or 100%, of the Class B Operating Subsidiary Units were held by RCAP Holdings. The Class B Operating Subsidiary Unit also continues to entitle the holder thereof to economic rights (including rights to dividends and distributions upon liquidation), but no voting rights; however, as there is only one Class B Operating Subsidiary Unit outstanding, RCAP Holdings has de minimis direct economic rights with respect to the Operating Subsidiaries.
Amended and Restated Services Agreement
On February 11, 2014, in connection with the Restructuring Transactions, the Company entered into an amendment and restatement of the existing Management Agreement dated as of June 10, 2013, among the Company, the Operating Subsidiaries and RCS Capital Management. Upon the amendment and restatement of such Management Agreement, it is now known as the Amended and Restated Services Agreement (the "Services Agreement").
In the Services Agreement, RCS Holdings was added as a party thereto and service recipient thereunder, and the Operating Subsidiaries are no longer parties thereto but continue to be service recipients thereunder. In connection with such change, the fees payable to RCS Capital Management pursuant to the Services Agreement are now allocated between the Company and RCS Holdings based on any reasonable method determined by the Company's independent directors, such as the relative value of the services provided during the relevant period or the relative amount of time spent by RCS Capital Management providing management services to RCS Holdings and the Operating Subsidiaries, on the one hand, and the Company, on the other hand.
The Services Agreement was also executed in order to clarify the services to be provided to the Company, RCS Holdings and the Operating Subsidiaries on a going-forward basis. In addition, the parties extended the expiration of the initial term of the Services Agreement from June 10, 2023 to June 10, 2033. During the initial term, the Company, together with RCS Holdings, may terminate the Services Agreement only for cause (as defined in the Services Agreement).

In addition, the Services Agreement was executed in order to simplify the definition of the "Quarterly Fee" payable to RCS Capital Management and the definition of "Core Earnings" (a component used in calculating the incentive fee payable to RCS Capital Management). Pursuant to the revised definition of the Quarterly Fee, the Company, together with RCS Holdings, pays RCS Capital Management: (a) a quarterly fee in an aggregate amount equal to 10% of the Company's pre-tax income calculated under U.S. (if such amount is a positive number), calculated and payable quarterly in arrears, subject to the Company's U.S. GAAP pre-tax income being positive for the current and three preceding calendar quarters. Core Earnings is a non-GAAP measure and is now defined as the after-tax U.S. GAAP net income (loss) of the Company before the incentive fee plus non-cash equity compensation expense, depreciation and amortization, any unrealized gains, losses or other non-cash items recorded in net income for the period, regardless of whether such items are included in other comprehensive income or loss, or in net income. The amount may be adjusted to include one-time events pursuant to changes in GAAP and certain other non-cash charges after discussions between RCS Capital Management and the Company's independent directors and after approval by a majority of the Company's independent directors. The incentive fee is an amount (if such amount is a positive number) equal to the difference between: (1) the product of (x) 20% and (y) the difference between (i) the Company's Core Earnings, as defined below, for the previous 12-month period, and (ii) the product of (A) (X) the weighted average of the issue price per share (or deemed price per share) of the Company's common stock of all of the Company's cash and non-cash issuances of common stock from and after June 5, 2013, multiplied by (Y) the weighted average number of all shares of common stock outstanding (including any restricted shares of Class A common stock and any other shares of Class A common stock underlying awards granted under the Company's equity plan) in the case of this clause (Y), in the previous 12-month period, and (B) 8.0%; and (2) the sum of any incentive fee paid to RCS Capital Management with respect to the first three calendar quarters of such previous 12-month period; provided, however, that no incentive fee is payable with respect to any calendar quarter unless the Company's cash flows for the 12 most recently completed calendar quarters is greater than zero.
Amended and Restated 2013 Multi-Year Outperformance Agreement
On February 11, 2014, the Company, the Operating Subsidiaries, RCS Holdings and RCS Capital Management entered into the Amended and Restated 2013 Multi-Year Outperformance Agreement (the "Amended OPP"), which upon completion of the Restructuring Transactions superseded and replaced the 2013 Multi-Year Outperformance Agreement dated as of June 10, 2013 (the "Original OPP"), among the Company, the Operating Subsidiaries and RCS Capital Management. The Amended OPP provides that all the terms of award of RCS Holdings LTIP Units issued to RCS Capital Management pursuant to the Contribution and Exchange Agreement described above will be the same as previously applied under the Original OPP to the Operating Subsidiary LTIP Units that were contributed by RCS Capital Management to RCS Holdings, including without limitation the maximum award opportunity, the performance metrics, the performance measurement periods, and the vesting terms thereof. The sole purpose for entering into the Amended OPP was to facilitate the formation of RCS Holdings and simplify the Company's structure by providing RCS Capital Management with RCS Holdings LTIP Units in lieu of Operating Subsidiary LTIP Units.
S-1 Filing
On February 13, 2014, the Company filed a Registration Statement on Form S-1 with the SEC relating to a proposed public offering of shares of Class A common stock of the Company (the "offering"). All the shares of Class A common stock included in the offering will be sold by the Company. Concurrently with the closing of the offering, the Company expects to complete a private offering (the "concurrent private offering") to Luxor and the members of RCAP Holdings of shares of the Company's Class A common stock at the public offering price per share. No discount or commission will be paid to the underwriters in connection with the concurrent private offering. The Company intends to use the net proceeds from the offering and the concurrent private offering to fund a portion of the cash consideration required for the pending acquisitions. The offering is not conditioned upon the closing of the pending acquisitions. If the pending acquisitions are not consummated, the Company intends to use the net proceeds from the offering for general corporate purposes, including additional acquisitions. There can be no assurance that any or all of the pending acquisitions will close.